Note 20 - Debt Facilities (Details Textual) $ / shares in Units, $ in Millions		3 Months Ended
	May 10, 2018 USD ($)	Mar. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2019
Statement Line Items [Line Items]
Equipment financing obligations, maximum available	$ 30.0
Five year convertible debentures [member]
Statement Line Items [Line Items]
Proceeds from issuing convertible debentures		$ 156.5
Proceeds from issuing convertible debentures, net		151.1
Payments of transaction costs for borrowings		$ 5.4
Borrowings, interest rate		1.875%
Convertible debentures, conversion rate per $1000 | shares		104.3297
Convertible debentures, conversion price per share | $ / shares		$ 9.59
Convertible debentures, share price threshold		130.00%
Convertible debentures, fair value of the debt portion		$ 124.8
Convertible debentures, fair value of debt portion, discounted cash flow model method, expected life		5 years
Convertible debentures, fair value of debt portion, discounted cash flow model method, discount rate		6.14%
Convertible debentures, fair value component, effective interest rate		6.47%
Reserve of equity component of convertible instruments		$ 26.3
Reserve of equity component of convertible instruments, deferred tax liability		7.1
Amortizable transaction costs		$ 5.4
Borrowings, maturity		March 1, 2023
Convertible debentures, earliest redemption date		Mar. 06, 2021
Revolving credit facility with three lenders [member]
Statement Line Items [Line Items]
Borrowings available under line of credit	$ 75.0
Line of credit, term	3 years
Line of credit, standby fee, percentage of undrawn portion			0.6875%
Covenant leverage ratio based on total debt to rolling four quarters adjusted EBITDA	3
Interest Coverage Ratio Covenant	4
Tangible Net worth threshold covenants	$ 563.5
Tangible net worth threshold, covenants, percentage of positive earnings added to tangible net worth	50.00%
Revolving credit facility with three lenders [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Borrowings, interest rate			4.50%
Revolving credit facility with three lenders [member] | Bottom of range [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis	2.25%
Line of credit, standby fee, percentage of undrawn portion	0.5625%
Revolving credit facility with three lenders [member] | Top of range [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis	3.50%
Line of credit, standby fee, percentage of undrawn portion	0.875%